PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE
6.	PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2019 and 2020 were as follows (RMB in millions):

	2019	2020
Buildings	5,423	5,424
Computer equipment	1,217	1,065
Website-related equipment	1,187	1,402
Furniture and fixtures	383	283
Software	313	665
Leasehold improvements	188	169
Construction in progress	11	1
Less: accumulated depreciation and amortization	(2,587)	(3,229)

Total net book value	6,135	5,780

Depreciation expense for the years ended December 31, 2018, 2019 and 2020 was RMB546 million, RMB656 million and RMB790 million, respectively.